Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2013
Total Share-Based Compensation Cost Recognized

The following table summarizes the total compensation cost recognized by the Group:

	For the years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
	(In thousands)

Expensed as cost of revenues	7,527	10,105	23,976	3,961
Expensed as selling, general and administrative	50,012	54,512	164,704	27,207
Expensed as research and development	94,489	147,692	326,047	53,859
Capitalized as part of internal-used software	1,700	1,944	229	38

Baidu, Inc.
Option Activity

The following table summarizes the option activity for the year ended December 31, 2013:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2012	209,338	1,013.10	4.29	16,264
Granted	93,079	950.60
Exercised	(29,658)	913.40
Forfeited/Cancelled	(40,187)	769.62
Outstanding, December 31, 2013	232,572	1042.90	8.62	171,156
Vested and expected to vest at December 31, 2013	199,093	1036.60	8.58	147,764
Exercisable at December 31, 2013	44,699	859.40	7.48	41,095

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2011	2012	2013

Risk-free interest rate	0.31%~1.03%	0.35%~0.43%	0.40%~1.35%
Dividend yield	—	—	—
Expected volatility range	48.20%~61.58%	43.60%~44.72%	42.33%~44.17%
Weighted average expected volatility	58.27%	43.75%	43.33%
Expected life (in years)	2.66~3.00	2.67~3.08	3.08~4.57

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2013 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted shares
Unvested, December 31, 2012	114,816	1,164.10
Granted	87,123	1,137.00
Vested	(35,005)	1,166.70
Forfeited	(20,424)	1,134.80
Unvested, December 31, 2013	146,510	1,151.40